Share-Based Compensation - Summary of LBH Incentive Units Activity (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Jul. 01, 2024	Dec. 31, 2023
Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grand date fair value	$ 5,130	$ 7,959	$ 3,590